Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	$ 0.2	$ 0.4	$ 0.3
Total Derivative Assets	0.0	0.0	0.0
Total Assets	0.2	0.4	0.3
Total Liabilities	0.0	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0	0.0
Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	8.2	7.7	8.8
Total Derivative Assets	0.2	1.5	1.5
Total Assets	8.4	9.2	10.3
Total Liabilities	1,433.7	1,501.9	1,801.5
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.2	1.5	1.5
Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Total Derivative Assets	0.0	0.0	0.0
Total Assets	0.0	0.0	0.0
Total Liabilities	17.6	17.7	17.8
Fair Value, Inputs, Level 3 [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	3.9	3.5	4.2
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	4.1	4.0	4.3
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.2	0.4	0.3
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.2
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.1
Tangible Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument, Fair Value Disclosure	0.0	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure	1,433.7	1,501.9	1,801.5
Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument, Fair Value Disclosure	17.6	17.7	17.8
Fair Value [Member]
Total Master Trust Assets, Fair Value	8.4	8.1	9.1
Total Derivative Assets	0.2	1.5	1.5
Total Assets	8.6	9.6	10.6
Total Liabilities	1,451.3	1,519.6	1,819.3
Fair Value [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.2	1.5	1.5
Fair Value [Member] | Equity Securities [Member]
Total Master Trust Assets, Fair Value	3.9	3.5	4.2
Fair Value [Member] | Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.1	4.0	4.3
Fair Value [Member] | Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.2	0.4	0.3
Fair Value [Member] | Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.2
Fair Value [Member] | Tangible Assets [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.1
Fair Value [Member] | Debt [Member]
Debt Instrument, Fair Value Disclosure	$ 1,451.3	$ 1,519.6	$ 1,819.3